UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Falcon Focus SCV Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.8%
	COMMUNICATIONS – 4.9%
401	DreamWorks Animation SKG, Inc. - Class A*	$6,997

	CONSUMER DISCRETIONARY – 17.0%
41	Arctic Cat, Inc.	909
201	Fox Factory Holding Corp.*	3,389
120	Multi-Color Corp.	9,179
204	Sally Beauty Holdings, Inc.*	4,845
118	Thor Industries, Inc.	6,112
		24,434

	CONSUMER STAPLES – 7.1%
172	Inter Parfums, Inc.	4,268
673	Inventure Foods, Inc.*	5,976
		10,244

	ENERGY – 2.8%
70	Dril-Quip, Inc.*	4,075

	FINANCIALS – 25.2%
102	American River Bankshares*	984
478	Banc of California, Inc.	5,865
87	Banner Corp.	4,156
15	BofI Holding, Inc.*	1,932
641	Cascade Bancorp*	3,468
337	Green Dot Corp. - Class A*	5,931
252	Greenlight Capital Re Ltd. - Class A* 1	5,615
107	Meta Financial Group, Inc.	4,469
241	Regional Management Corp.*	3,736
		36,156

	HEALTH CARE – 6.4%
97	Cynosure, Inc. - Class A*	2,914
28	Thoratec Corp.*	1,771
86	VCA, Inc.*	4,528
		9,213

	INDUSTRIALS – 19.8%
166	AZZ, Inc.	8,083
171	Columbus McKinnon Corp.	3,105
369	Dynamic Materials Corp.	3,520
163	Franklin Electric Co., Inc.	4,439
274	LB Foster Co. - Class A	3,365
165	Oshkosh Corp.	5,994
		28,506

	MATERIALS – 4.3%
462	Schnitzer Steel Industries, Inc. - Class A	6,256

Falcon Focus SCV Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 5.3%
1,111	Glu Mobile, Inc.*	$4,855
206	Logitech International S.A.[1]	2,701
		7,556

	TOTAL COMMON STOCKS (Cost $138,594)	133,437

	TOTAL INVESTMENTS – 92.8% (Cost $138,594)	133,437
	Other assets in Excess of liabilities – 7.2%	10,277

	TOTAL NET ASSETS – 100.0%	$143,714

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

Falcon Focus Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
Falcon Focus Small Cap Value Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund is authorized to offer two classes of shares, Class A (currently not available for purchase) and Class I. The Fund commenced operations on August 13, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Falcon Focus Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$140,048

Gross unrealized appreciation	$2,290
Gross unrealized depreciation	(8,901)
Net unrealized depreciation on investments	$(6,611)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Falcon Focus Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$133,437	$-	$-	$133,437
Short-Term Investments	-	-	-	-
Total Investments	$133,437	$-	$-	$133,437

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	11/27/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	11/27/15

*	Print the name and title of each signing officer under his or her signature.